Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	735,068,357.16	29,721
Yield Supplement Overcollateralization Amount 06/30/20	30,683,581.93	0
Receivables Balance 06/30/20	765,751,939.09	29,721
Principal Payments	24,096,154.83	478
Defaulted Receivables	889,217.35	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	29,273,805.43	0
Pool Balance at 07/31/20	711,492,761.48	29,212

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.71%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,686,546.54	144
Past Due 61-90 days	1,054,895.20	40
Past Due 91-120 days	290,595.10	15
Past Due 121+ days	0.00	0
Total	5,032,036.84	199

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	557,350.66
Aggregate Net Losses/(Gains) - July 2020	331,866.69
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.52%
Prior Net Losses Ratio	0.52%
Second Prior Net Losses Ratio	1.11%
Third Prior Net Losses Ratio	0.49%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	8,182,166.76
Actual Overcollateralization	8,182,166.76
Weighted Average APR	4.31%
Weighted Average APR, Yield Adjusted	6.16%
Weighted Average Remaining Term	58.24

Flow of Funds	$ Amount
Collections	30,323,112.42
Investment Earnings on Cash Accounts	328.12
Servicing Fee(1)	(638,126.62)
Transfer to Collection Account	-
Available Funds	29,685,313.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	567,872.46
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,562,309.57
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,182,166.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,160,667.80
(12) Collection Account Redeposits	2,605,000.00

Total Distributions of Available Funds	29,685,313.92
Servicing Fee	638,126.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 07/15/20	726,615,071.05
Principal Paid	23,304,476.33
Note Balance @ 08/17/20	703,310,594.72

Class A-1
Note Balance @ 07/15/20	31,435,071.05
Principal Paid	23,304,476.33
Note Balance @ 08/17/20	8,130,594.72
Note Factor @ 08/17/20	5.8242083%

Class A-2a
Note Balance @ 07/15/20	181,200,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	181,200,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-2b
Note Balance @ 07/15/20	125,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	125,000,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-3
Note Balance @ 07/15/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	274,400,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-4
Note Balance @ 07/15/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	76,910,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	25,110,000.00
Note Factor @ 08/17/20	100.0000000%

Class C
Note Balance @ 07/15/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	12,560,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	615,169.79
Total Principal Paid	23,304,476.33
Total Paid	23,919,646.12

Class A-1
Coupon	1.04922%
Interest Paid	30,233.78
Principal Paid	23,304,476.33
Total Paid to A-1 Holders	23,334,710.11

Class A-2a
Coupon	1.02000%
Interest Paid	154,020.00
Principal Paid	0.00
Total Paid to A-2a Holders	154,020.00

Class A-2b
One-Month Libor	0.17475%
Coupon	0.46475%
Interest Paid	53,252.60
Principal Paid	0.00
Total Paid to A-2b Holders	53,252.60

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7369244
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.9169078
Total Distribution Amount	28.6538322

A-1 Interest Distribution Amount	0.2165744
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	166.9375095
Total A-1 Distribution Amount	167.1540839

A-2a Interest Distribution Amount	0.8500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8500000

A-2b Interest Distribution Amount	0.4260208
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.4260208

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	109.95
Noteholders' Third Priority Principal Distributable Amount	538.95
Noteholders' Principal Distributable Amount	351.10

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	2,092,197.46
Investment Earnings	128.34
Investment Earnings Paid	(128.34)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$11,035,477.59	$20,480,759.69	$28,345,335.61
Number of Extensions	378	695	941
Ratio of extensions to Beginning of Period Receivables Balance	1.44%	2.60%	3.51%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

     Such amounts have priority prior to the application of Available Funds.